Warrant liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Warrant Liabilities [Abstract]
Disclosure of reconciliation of warrant liabilities [Table Text Block]
	U.S. IPO and Canadian Offering			Private Placement		Debt Settlement	Public Offering	Direct Offering
	2022 Warrants	Over-allotment Pre-Funded Warrants	Over-allotment Warrants	2023 Warrants	Pre-Funded Warrants	Warrants	Pre-Funded Warrants	Warrants	Total
Balance, beginning of period	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$-	$-	$4,335,673
Initial recognition	-	-	-	-	-	-	708,054	647,039	1,355,093
Exercised	-	(119,257)	-	-	(829,720)	-	(820,649)	-	(1,769,626)
(Gain) Loss on revaluation of financial instruments	(973,396)	(295,186)	(113,022)	(728,282)	(1,069,466)	(16,996)	104,227	44,553	(3,047,568)
Exchange (gain) loss on revaluation	(3,377)	109	(507)	(9,918)	(10,390)	-	8,368	(10,562)	(26,277)
Balance, end of period	$65,765	$-	$7,644	$60,373	$31,338	$1,145	$-	$681,030	$847,295

Number of outstanding securities as at September 30, 2024	322,639	-	37,500	154,219	15,173	5,614	-	471,500	1,006,645
	U.S. IPO and Canadian Offering			Private Placement		Debt Settlement
	2022 Warrants	Over-allotment Pre-Funded Warrants	Over-allotment Warrants	2023 Warrants	Pre-Funded Warrants	Warrants	Total
Balance, beginning of period	$-	$-	$-	$-	$-	$-	$-
Initial recognition	4,617,451	832,698	536,681	1,528,160	2,778,534	80,617	10,374,141
(Gain) Loss on revaluation of financial instruments	(3,553,175)	(415,996)	(412,247)	(765,212)	(883,961)	(62,476)	(6,093,067)
Exchange gain on revaluation	(21,738)	(2,368)	(3,261)	35,625	46,341	-	54,599

Balance, end of period	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$4,335,673
Number of outsanding securities as at September 30, 2023	322,639	19,900	37,500	154,219	93,054	5,614	632,926

Disclosure of valuation assumptions warrants measured at fair value [Table Text Block]
	2022 Warrants (1)	Over-allotment Pre-Funded Warrants (2)	Over-allotment Warrants (3)
Number of dilutive securities	328,253	19,900	37,500
Exercise price (in USD)	$50.00	$0.10
Share price (in USD)	$41.30	$30.80
Expected life	2.50
Dividend	$-
Volatility	75%
Risk free rate	4.20%
Exchange rate (USD/CAD)	$1.363
Fair value per warrant (CAD)	$14.31	$41.84	$14.31
	2022 Warrants (1)	Over-allotment Pre-Funded Warrants	Over-allotment Warrants (1)
Number of securities	328,253	-	37,500
Nasdaq closing price (in USD)	$0.151	$-	$0.151
Exchange rate (USD/CAD)	$1.3499	$-	$1.3499
Fair value per warrant (CAD)	$0.20	$-	$0.20
	2022 Warrants (1)(2)	Over-allotment Pre-Funded Warrants	Over-allotment Warrants (1)
Number of securities	328,253	19,900	37,500
Nasdaq closing price (in USD)	$2.39	$15.50	$2.39
Exchange rate (USD/CAD)	$1.3520	$1.3520	$1.3520
Fair value per warrant (CAD)	$3.23	$20.94	$3.23
	2023 Warrants	Pre-Funded Warrants (1)
Number of dilutive securities	154,219	93,054
Exercise price (in USD)	$26.60	$0.010
Share price (in USD)	$20.80	$20.80
Expected life	2.50
Dividend	$-
Volatility	67%
Risk free rate	4.44%
Exchange rate (USD/CAD)	$1.321	$1.321

Fair value per warrant (CAD)	$9.91	$19.82
	2023 Warrants (1)	Pre-Funded Warrants (2)
Number of securities	154,219	15,173
Exercise price (in USD)	$26.60	$0.01
Nasdaq closing price (in USD)	$-	$1.540
Black Scholes fair value (in USD)	$0.29	$-
Volatility	98%	$-
Risk free rate	3.03%	$-
Exchange rate (USD/CAD)	$1.3499	$1.3499
Fair value per warrant (CAD)	$0.39	$2.07
	2023 Warrants (1)	Pre-Funded Warrants (2)
Number of securities	154,219	93,054
Exercise price (in USD)	$26.60	$0.01
Nasdaq closing price (in USD)	$-	$15.50
Black Scholes fair value (in USD)	$3.83	$-
Exchange rate (USD/CAD)	$1.3520	$1.3520
Fair value per warrant (CAD)	$5.18	$20.82
2024 Warrants (1)
Number of securities	471,500
Exercise price (in USD)	$2.50
Nasdaq closing price (in USD)	$-
Black Scholes fair value (in USD)	$1.07
Volatility	102%
Risk free rate	3.03%
Exchange rate (USD/CAD)	$1.3499
Fair value per warrant (CAD)	$1.44